Borrowings - Principal Payments (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
BORROWINGS [Abstract]
2016	$ 17,691
2017	24,561
2018	50,186
2019	381,879
2020	60,869
2021 and thereafter	1,073,340
Total	$ 1,608,526	$ 1,644,582